Significant accounting policies, judgements, estimates and assumptions - Summary if reconciliation of impairment allowances (Details) - USD ($) $ in Millions	Jan. 01, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
IAS 39 loss allowance		$ 463
Measurement category effect on transition	$ (91)
Measurement attribute adjustment on transition	132
IFRS 9 loss allowance	504
Loans | Loans and receivables | At cost
Disclosure of initial application of standards or interpretations [line items]
IAS 39 loss allowance		37
Total loss allowance on financial assets
Disclosure of initial application of standards or interpretations [line items]
IAS 39 loss allowance		426
Measurement category effect on transition	(91)
Measurement attribute adjustment on transition	126
IFRS 9 loss allowance	461
Total loss allowance on financial assets | Other investments – equity shares | Available- for-sale financial assets | At fair value
Disclosure of initial application of standards or interpretations [line items]
IAS 39 loss allowance		91
Measurement category effect on transition	(91)
Measurement attribute adjustment on transition	0
IFRS 9 loss allowance	0
Total loss allowance on financial assets | Trade and other receivables | At cost
Disclosure of initial application of standards or interpretations [line items]
IAS 39 loss allowance		335
Measurement category effect on transition	0
Measurement attribute adjustment on transition	115
IFRS 9 loss allowance	450
Total loss allowance on financial assets | Cash and cash equivalents | Loans and receivables | At cost
Disclosure of initial application of standards or interpretations [line items]
IAS 39 loss allowance		0
Measurement category effect on transition	0
Measurement attribute adjustment on transition	11
IFRS 9 loss allowance	11
Loans that form part of the net investment in equity-accounted entities | Loans | Loans and receivables | At cost
Disclosure of initial application of standards or interpretations [line items]
IAS 39 loss allowance		$ 37
Measurement category effect on transition	0
Measurement attribute adjustment on transition	6
IFRS 9 loss allowance	$ 43